FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
32,247	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$32,247
	(Cost $32,247)
	Total Investments — 0.7%	32,247
	(Cost $32,247)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 185.1%
	Call Options Purchased — 184.0%
66	State Street® SPDR® S&P 500® ETF Trust	$5,062,530	$6.89	01/15/27	4,992,320
225	State Street® SPDR® S&P 500® ETF Trust	17,258,625	605.17	01/15/27	3,863,457
	Total Call Options Purchased				8,855,777
	(Cost $7,149,609)
	Put Options Purchased — 1.1%
66	State Street® SPDR® S&P 500® ETF Trust	5,062,530	691.63	01/15/27	54,274
	(Cost $261,951)
	Total Purchased Options				8,910,051
	(Cost $7,411,560)
WRITTEN OPTIONS — (85.7)%
	Call Options Written — (85.2)%
(225)	State Street® SPDR® S&P 500® ETF Trust	(17,258,625)	622.46	01/15/27	(3,494,806)
(66)	State Street® SPDR® S&P 500® ETF Trust	(5,062,530)	691.63	01/15/27	(604,699)
	Total Call Options Written				(4,099,505)
	(Premiums received $2,747,712)
	Put Options Written — (0.5)%
(66)	State Street® SPDR® S&P 500® ETF Trust	(5,062,530)	622.46	01/15/27	(26,016)
	(Premiums received $150,007)
	Total Written Options				(4,125,521)
	(Premiums received $2,897,719)
	Net Other Assets and Liabilities — (0.1)%				(3,361)
	Net Assets — 100.0%				$4,813,416

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$32,247	$32,247	$—	$—
Purchased Options	8,910,051	—	8,910,051	—
Total	$8,942,298	$32,247	$8,910,051	$—

FT Vest U.S. Equity Buffer & Digital Return ETF - January (DGJA)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,125,521)	$—	$(4,125,521)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
166,371	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$166,371
	(Cost $166,371)
	Total Investments — 1.4%	166,371
	(Cost $166,371)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.6%
	Call Options Purchased — 110.6%
152	State Street® SPDR® S&P 500® ETF Trust	$11,659,160	$13.83	01/15/27	11,393,811
191	State Street® SPDR® S&P 500® ETF Trust	14,650,655	705.49	01/15/27	1,517,787
	Total Purchased Options				12,911,598
	(Cost $11,225,812)
WRITTEN OPTIONS — (11.9)%
	Call Options Written — (11.9)%
(152)	State Street® SPDR® S&P 500® ETF Trust	(11,659,160)	691.66	01/15/27	(1,392,237)
	(Premiums received $834,860)
	Net Other Assets and Liabilities — (0.1)%				(7,746)
	Net Assets — 100.0%				$11,677,986

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$166,371	$166,371	$—	$—
Purchased Options	12,911,598	—	12,911,598	—
Total	$13,077,969	$166,371	$12,911,598	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,392,237)	$—	$(1,392,237)	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
487,162	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$487,162
	(Cost $487,162)
	Total Investments — 0.7%	487,162
	(Cost $487,162)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.1%
	Call Options Purchased — 102.9%
924	State Street® SPDR® S&P 500® ETF Trust	$70,875,420	$6.92	02/19/27	69,924,596
	(Cost $62,262,952)
	Put Options Purchased — 5.2%
3,696	State Street® SPDR® S&P 500® ETF Trust	283,501,680	603.28	02/19/27	1,629,788
1,848	State Street® SPDR® S&P 500® ETF Trust	141,750,840	689.46	02/19/27	1,888,638
	Total Put Options Purchased				3,518,426
	(Cost $16,107,309)
	Total Purchased Options				73,443,022
	(Cost $78,370,261)
WRITTEN OPTIONS — (8.7)%
	Call Options Written — (4.5)%
(924)	State Street® SPDR® S&P 500® ETF Trust	(70,875,420)	774.95	02/19/27	(3,056,573)
	(Premiums received $1,459,648)
	Put Options Written — (4.2)%
(5,544)	State Street® SPDR® S&P 500® ETF Trust	(425,252,520)	620.52	02/19/27	(2,863,421)
	(Premiums received $13,681,033)
	Total Written Options				(5,919,994)
	(Premiums received $15,140,681)
	Net Other Assets and Liabilities — (0.1)%				(47,335)
	Net Assets — 100.0%				$67,962,855

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$487,162	$487,162	$—	$—
Purchased Options	73,443,022	—	73,443,022	—
Total	$73,930,184	$487,162	$73,443,022	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - February (DLFE)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,919,994)	$—	$(5,919,994)	$—

FT Vest Emerging Markets Buffer ETF - March (TMAR)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
157,089	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$157,089
	(Cost $157,089)
	Total Investments — 0.9%	157,089
	(Cost $157,089)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.8%
	Call Options Purchased — 102.9%
2,927	iShares MSCI Emerging Markets ETF	$19,616,754	$0.56	03/19/27	19,233,375
	(Cost $18,784,473)
	Put Options Purchased — 1.9%
2,927	iShares MSCI Emerging Markets ETF	19,616,754	55.64	03/19/27	360,080
	(Cost $1,123,497)
	Total Purchased Options				19,593,455
	(Cost $19,907,970)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (4.5)%
(2,927)	iShares MSCI Emerging Markets ETF	(19,616,754)	72.08	03/19/27	(839,493)
	(Premiums received $1,108,391)
	Put Options Written — (1.1)%
(2,927)	iShares MSCI Emerging Markets ETF	(19,616,754)	50.08	03/19/27	(204,217)
	(Premiums received $522,228)
	Total Written Options				(1,043,710)
	(Premiums received $1,630,619)
	Net Other Assets and Liabilities — (0.1)%				(12,853)
	Net Assets — 100.0%				$18,693,981

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$157,089	$157,089	$—	$—
Purchased Options	19,593,455	—	19,593,455	—
Total	$19,750,544	$157,089	$19,593,455	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,043,710)	$—	$(1,043,710)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
77,614	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$77,614
	(Cost $77,614)
	Total Investments — 0.7%	77,614
	(Cost $77,614)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 102.9%
519	Invesco S&P 500® Equal Weight ETF	$11,386,341	$1.90	03/19/27	11,202,480
	(Cost $10,006,082)
	Put Options Purchased — 1.3%
519	Invesco S&P 500® Equal Weight ETF	11,386,341	190.48	03/19/27	139,575
	(Cost $567,318)
	Total Purchased Options				11,342,055
	(Cost $10,573,400)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (4.1)%
(519)	Invesco S&P 500® Equal Weight ETF	(11,386,341)	224.39	03/19/27	(450,642)
	(Premiums received $156,121)
	Put Options Written — (0.7)%
(519)	Invesco S&P 500® Equal Weight ETF	(11,386,341)	171.43	03/19/27	(76,449)
	(Premiums received $288,198)
	Total Written Options				(527,091)
	(Premiums received $444,319)
	Net Other Assets and Liabilities — (0.1)%				(7,372)
	Net Assets — 100.0%				$10,885,206

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$77,614	$77,614	$—	$—
Purchased Options	11,342,055	—	11,342,055	—
Total	$11,419,669	$77,614	$11,342,055	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(527,091)	$—	$(527,091)	$—

FT Vest U.S. Equity Buffer & Digital Return ETF - April (DGAP)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
71,168	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$71,168
	(Cost $71,168)
	Total Investments — 0.9%	71,168
	(Cost $71,168)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 185.8%
	Call Options Purchased — 183.5%
105	State Street® SPDR® S&P 500® ETF Trust	$8,054,025	$7.07	04/16/27	7,930,251
380	State Street® SPDR® S&P 500® ETF Trust	29,147,900	621.34	04/16/27	6,298,968
	Total Call Options Purchased				14,229,219
	(Cost $12,896,293)
	Put Options Purchased — 2.3%
105	State Street® SPDR® S&P 500® ETF Trust	8,054,025	710.11	04/16/27	176,023
	(Cost $374,675)
	Total Purchased Options				14,405,242
	(Cost $13,270,968)
WRITTEN OPTIONS — (86.6)%
	Call Options Written — (85.4)%
(380)	State Street® SPDR® S&P 500® ETF Trust	(29,147,900)	639.10	04/16/27	(5,691,062)
(105)	State Street® SPDR® S&P 500® ETF Trust	(8,054,025)	710.11	04/16/27	(932,626)
	Total Call Options Written				(6,623,688)
	(Premiums received $5,617,134)
	Put Options Written — (1.2)%
(105)	State Street® SPDR® S&P 500® ETF Trust	(8,054,025)	639.10	04/16/27	(91,383)
	(Premiums received $217,460)
	Total Written Options				(6,715,071)
	(Premiums received $5,834,594)
	Net Other Assets and Liabilities — (0.1)%				(5,356)
	Net Assets — 100.0%				$7,755,983

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$71,168	$71,168	$—	$—
Purchased Options	14,405,242	—	14,405,242	—
Total	$14,476,410	$71,168	$14,405,242	$—

FT Vest U.S. Equity Buffer & Digital Return ETF - April (DGAP)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,715,071)	$—	$(6,715,071)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
215,109	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$215,109
	(Cost $215,109)
	Total Investments — 2.0%	215,109
	(Cost $215,109)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.6%
	Call Options Purchased — 109.6%
143	State Street® SPDR® S&P 500® ETF Trust	$10,968,815	$14.20	04/16/27	10,701,306
175	State Street® SPDR® S&P 500® ETF Trust	13,423,375	724.34	04/16/27	1,356,215
	Total Purchased Options				12,057,521
	(Cost $11,024,714)
WRITTEN OPTIONS — (11.5)%
	Call Options Written — (11.5)%
(143)	State Street® SPDR® S&P 500® ETF Trust	(10,968,815)	710.14	04/16/27	(1,269,800)
	(Premiums received $967,857)
	Net Other Assets and Liabilities — (0.1)%				(6,399)
	Net Assets — 100.0%				$10,996,431

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$215,109	$215,109	$—	$—
Purchased Options	12,057,521	—	12,057,521	—
Total	$12,272,630	$215,109	$12,057,521	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,269,800)	$—	$(1,269,800)	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - May (DLMY)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
193,901	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$193,901
	(Cost $193,901)
	Total Investments — 1.1%	193,901
	(Cost $193,901)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.2%
	Call Options Purchased — 99.0%
240	State Street® SPDR® S&P 500® ETF Trust	$18,409,200	$7.42	05/21/27	18,126,504
	(Cost $17,883,432)
	Put Options Purchased — 12.2%
960	State Street® SPDR® S&P 500® ETF Trust	73,636,800	646.80	05/21/27	1,044,259
480	State Street® SPDR® S&P 500® ETF Trust	36,818,400	739.20	05/21/27	1,186,061
	Total Put Options Purchased				2,230,320
	(Cost $3,516,429)
	Total Purchased Options				20,356,824
	(Cost $21,399,861)
WRITTEN OPTIONS — (12.1)%
	Call Options Written — (2.1)%
(240)	State Street® SPDR® S&P 500® ETF Trust	(18,409,200)	843.50	05/21/27	(373,538)
	(Premiums received $581,677)
	Put Options Written — (10.0)%
(1,440)	State Street® SPDR® S&P 500® ETF Trust	(110,455,200)	665.28	05/21/27	(1,834,474)
	(Premiums received $3,035,028)
	Total Written Options				(2,208,012)
	(Premiums received $3,616,705)
	Net Other Assets and Liabilities — (0.2)%				(32,162)
	Net Assets — 100.0%				$18,310,551

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$193,901	$193,901	$—	$—
Purchased Options	20,356,824	—	20,356,824	—
Total	$20,550,725	$193,901	$20,356,824	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - May (DLMY)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,208,012)	$—	$(2,208,012)	$—

FT Vest Emerging Markets Buffer ETF - June (TJUN)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
137,713	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$137,713
	(Cost $137,713)
	Total Investments — 1.3%	137,713
	(Cost $137,713)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.7%
	Call Options Purchased — 94.6%
1,502	iShares MSCI Emerging Markets ETF	$10,066,404	$0.71	06/17/27	9,790,907
	(Cost $9,744,432)
	Put Options Purchased — 10.1%
1,502	iShares MSCI Emerging Markets ETF	10,066,404	70.79	06/17/27	1,041,142
	(Cost $1,351,383)
	Total Purchased Options				10,832,049
	(Cost $11,095,815)
WRITTEN OPTIONS — (5.9)%
	Call Options Written — (0.4)%
(1,502)	iShares MSCI Emerging Markets ETF	(10,066,404)	98.09	06/17/27	(42,477)
	(Premiums received $149,062)
	Put Options Written — (5.5)%
(1,502)	iShares MSCI Emerging Markets ETF	(10,066,404)	63.71	06/17/27	(569,258)
	(Premiums received $872,914)
	Total Written Options				(611,735)
	(Premiums received $1,021,976)
	Net Other Assets and Liabilities — (0.1)%				(6,793)
	Net Assets — 100.0%				$10,351,234

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$137,713	$137,713	$—	$—
Purchased Options	10,832,049	—	10,832,049	—
Total	$10,969,762	$137,713	$10,832,049	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(611,735)	$—	$(611,735)	$—

FT Vest Nasdaq-100 Dual Directional Buffer ETF - June (DQJN)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
180,923	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$180,923
	(Cost $180,923)
	Total Investments — 1.1%	180,923
	(Cost $180,923)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 124.7%
	Call Options Purchased — 95.8%
220	Invesco QQQ TrustSM, Series 1	$15,768,720	$7.42	06/17/27	15,575,529
	(Cost $15,588,751)
	Put Options Purchased — 28.9%
880	Invesco QQQ TrustSM, Series 1	63,074,880	648.05	06/17/27	2,248,462
440	Invesco QQQ TrustSM, Series 1	31,537,440	740.63	06/17/27	2,439,870
	Total Put Options Purchased				4,688,332
	(Cost $6,022,490)
	Total Purchased Options				20,263,861
	(Cost $21,611,241)
WRITTEN OPTIONS — (25.7)%
	Call Options Written — (1.4)%
(220)	Invesco QQQ TrustSM, Series 1	(15,768,720)	898.75	06/17/27	(217,591)
	(Premiums received $423,896)
	Put Options Written — (24.3)%
(1,320)	Invesco QQQ TrustSM, Series 1	(94,612,320)	666.57	06/17/27	(3,956,977)
	(Premiums received $5,280,781)
	Total Written Options				(4,174,568)
	(Premiums received $5,704,677)
	Net Other Assets and Liabilities — (0.1)%				(10,926)
	Net Assets — 100.0%				$16,259,290

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$180,923	$180,923	$—	$—
Purchased Options	20,263,861	—	20,263,861	—
Total	$20,444,784	$180,923	$20,263,861	$—

FT Vest Nasdaq-100 Dual Directional Buffer ETF - June (DQJN)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,174,568)	$—	$(4,174,568)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
882,307	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$882,307
	(Cost $882,307)
	Total Investments — 1.0%	882,307
	(Cost $882,307)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 99.6%
3,959	Invesco S&P 500® Equal Weight ETF	$86,856,501	$2.10	06/17/27	85,031,125
	(Cost $83,208,982)
	Put Options Purchased — 3.3%
3,959	Invesco S&P 500® Equal Weight ETF	86,856,501	209.96	06/17/27	2,837,296
	(Cost $3,478,172)
	Total Purchased Options				87,868,421
	(Cost $86,687,154)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (2.0)%
(3,959)	Invesco S&P 500® Equal Weight ETF	(86,856,501)	242.04	06/17/27	(1,728,974)
	(Premiums received $1,717,486)
	Put Options Written — (1.8)%
(3,959)	Invesco S&P 500® Equal Weight ETF	(86,856,501)	188.96	06/17/27	(1,545,594)
	(Premiums received $1,804,388)
	Total Written Options				(3,274,568)
	(Premiums received $3,521,874)
	Net Other Assets and Liabilities — (0.1)%				(54,171)
	Net Assets — 100.0%				$85,421,989

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$882,307	$882,307	$—	$—
Purchased Options	87,868,421	—	87,868,421	—
Total	$88,750,728	$882,307	$87,868,421	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,274,568)	$—	$(3,274,568)	$—

FT Vest U.S. Equity Buffer & Digital Return ETF - July (DGJL)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
37,937	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$37,937
	(Cost $37,937)
	Total Investments — 1.3%	37,937
	(Cost $37,937)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 177.7%
	Call Options Purchased — 173.8%
40	State Street® SPDR® S&P 500® ETF Trust	$3,068,200	$7.40	07/16/27	3,015,216
150	State Street® SPDR® S&P 500® ETF Trust	11,505,750	650.35	07/16/27	2,254,289
	Total Call Options Purchased				5,269,505
	(Cost $4,932,833)
	Put Options Purchased — 3.9%
40	State Street® SPDR® S&P 500® ETF Trust	3,068,200	743.26	07/16/27	118,359
	(Cost $167,629)
	Total Purchased Options				5,387,864
	(Cost $5,100,462)
WRITTEN OPTIONS — (78.9)%
	Call Options Written — (76.8)%
(150)	State Street® SPDR® S&P 500® ETF Trust	(11,505,750)	668.93	07/16/27	(2,020,326)
(40)	State Street® SPDR® S&P 500® ETF Trust	(3,068,200)	743.26	07/16/27	(307,139)
	Total Call Options Written				(2,327,465)
	(Premiums received $2,067,525)
	Put Options Written — (2.1)%
(40)	State Street® SPDR® S&P 500® ETF Trust	(3,068,200)	668.93	07/16/27	(64,472)
	(Premiums received $96,960)
	Total Written Options				(2,391,937)
	(Premiums received $2,164,485)
	Net Other Assets and Liabilities — (0.1)%				(2,063)
	Net Assets — 100.0%				$3,031,801

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$37,937	$37,937	$—	$—
Purchased Options	5,387,864	—	5,387,864	—
Total	$5,425,801	$37,937	$5,387,864	$—

FT Vest U.S. Equity Buffer & Digital Return ETF - July (DGJL)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,391,937)	$—	$(2,391,937)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - July (UXJL)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 3.4%
190,725	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$190,725
	(Cost $190,725)
	Total Investments — 3.4%	190,725
	(Cost $190,725)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.6%
	Call Options Purchased — 106.6%
72	State Street® SPDR® S&P 500® ETF Trust	$5,522,760	$14.87	07/16/27	5,375,744
87	State Street® SPDR® S&P 500® ETF Trust	6,673,335	758.16	07/16/27	577,683
	Total Purchased Options				5,953,427
	(Cost $5,723,512)
WRITTEN OPTIONS — (9.9)%
	Call Options Written — (9.9)%
(72)	State Street® SPDR® S&P 500® ETF Trust	(5,522,760)	743.29	07/16/27	(552,695)
	(Premiums received $495,833)
	Net Other Assets and Liabilities — (0.1)%				(3,246)
	Net Assets — 100.0%				$5,588,211

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$190,725	$190,725	$—	$—
Purchased Options	5,953,427	—	5,953,427	—
Total	$6,144,152	$190,725	$5,953,427	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(552,695)	$—	$(552,695)	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.5%
199,314	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$199,314
	(Cost $199,314)
	Total Investments — 1.5%	199,314
	(Cost $199,314)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 116.9%
	Call Options Purchased — 97.9%
175	State Street® SPDR® S&P 500® ETF Trust	$13,423,375	$7.69	08/20/27	13,194,090
	(Cost $13,155,150)
	Put Options Purchased — 19.0%
700	State Street® SPDR® S&P 500® ETF Trust	53,693,500	670.04	08/20/27	1,245,517
350	State Street® SPDR® S&P 500® ETF Trust	26,846,750	765.75	08/20/27	1,313,225
	Total Put Options Purchased				2,558,742
	(Cost $2,847,553)
	Total Purchased Options				15,752,832
	(Cost $16,002,703)
WRITTEN OPTIONS — (18.3)%
	Call Options Written — (2.2)%
(175)	State Street® SPDR® S&P 500® ETF Trust	(13,423,375)	869.12	08/20/27	(305,104)
	(Premiums received $359,917)
	Put Options Written — (16.1)%
(1,050)	State Street® SPDR® S&P 500® ETF Trust	(80,540,250)	689.18	08/20/27	(2,165,184)
	(Premiums received $2,403,098)
	Total Written Options				(2,470,288)
	(Premiums received $2,763,015)
	Net Other Assets and Liabilities — (0.1)%				(7,463)
	Net Assets — 100.0%				$13,474,395

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$199,314	$199,314	$—	$—
Purchased Options	15,752,832	—	15,752,832	—
Total	$15,952,146	$199,314	$15,752,832	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - August (DLAG)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,470,288)	$—	$(2,470,288)	$—

FT Vest Emerging Markets Buffer ETF - September (TSEP)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
62,309	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$62,309
	(Cost $62,309)
	Total Investments — 0.4%	62,309
	(Cost $62,309)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.2%
	Call Options Purchased — 108.2%
2,615	iShares MSCI Emerging Markets ETF	$17,525,730	$0.53	09/18/26	17,381,042
	(Cost $14,494,108)
	Put Options Purchased — 0.0%
2,615	iShares MSCI Emerging Markets ETF	17,525,730	53.01	09/18/26	4,629
	(Cost $737,640)
	Total Purchased Options				17,385,671
	(Cost $15,231,748)
WRITTEN OPTIONS — (8.5)%
	Call Options Written — (8.5)%
(2,615)	iShares MSCI Emerging Markets ETF	(17,525,730)	62.12	09/18/26	(1,361,395)
	(Premiums received $417,556)
	Put Options Written — (0.0)%
(2,615)	iShares MSCI Emerging Markets ETF	(17,525,730)	47.71	09/18/26	(1,909)
	(Premiums received $292,375)
	Total Written Options				(1,363,304)
	(Premiums received $709,931)
	Net Other Assets and Liabilities — (0.1)%				(12,448)
	Net Assets — 100.0%				$16,072,228

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$62,309	$62,309	$—	$—
Purchased Options	17,385,671	—	17,385,671	—
Total	$17,447,980	$62,309	$17,385,671	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,363,304)	$—	$(1,363,304)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
130,742	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$130,742
	(Cost $130,742)
	Total Investments — 0.4%	130,742
	(Cost $130,742)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 101.7%
1,669	Invesco S&P 500® Equal Weight ETF	$36,616,191	$1.89	09/18/26	36,287,381
	(Cost $31,991,918)
	Put Options Purchased — 0.0%
1,669	Invesco S&P 500® Equal Weight ETF	36,616,191	189.21	09/18/26	7,477
	(Cost $1,478,105)
	Total Purchased Options				36,294,858
	(Cost $33,470,023)
WRITTEN OPTIONS — (2.0)%
	Call Options Written — (2.0)%
(1,669)	Invesco S&P 500® Equal Weight ETF	(36,616,191)	216.78	09/18/26	(710,677)
	(Premiums received $111,923)
	Put Options Written — (0.0)%
(1,669)	Invesco S&P 500® Equal Weight ETF	(36,616,191)	170.29	09/18/26	(1,769)
	(Premiums received $674,152)
	Total Written Options				(712,446)
	(Premiums received $786,075)
	Net Other Assets and Liabilities — (0.1)%				(24,870)
	Net Assets — 100.0%				$35,688,284

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$130,742	$130,742	$—	$—
Purchased Options	36,294,858	—	36,294,858	—
Total	$36,425,600	$130,742	$36,294,858	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(712,446)	$—	$(712,446)	$—

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
22,475	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$22,475
	(Cost $22,475)
	Total Investments — 0.5%	22,475
	(Cost $22,475)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 198.9%
	Call Options Purchased — 198.7%
69	State Street® SPDR® S&P 500® ETF Trust	$5,292,645	$6.61	10/16/26	5,232,777
243	State Street® SPDR® S&P 500® ETF Trust	18,639,315	581.31	10/16/26	4,555,414
	Total Call Options Purchased				9,788,191
	(Cost $7,264,497)
	Put Options Purchased — 0.2%
69	State Street® SPDR® S&P 500® ETF Trust	5,292,645	664.36	10/16/26	8,735
	(Cost $264,894)
	Total Purchased Options				9,796,926
	(Cost $7,529,391)
WRITTEN OPTIONS — (99.3)%
	Call Options Written — (99.2)%
(243)	State Street® SPDR® S&P 500® ETF Trust	(18,639,315)	597.92	10/16/26	(4,156,425)
(69)	State Street® SPDR® S&P 500® ETF Trust	(5,292,645)	664.36	10/16/26	(729,479)
	Total Call Options Written				(4,885,904)
	(Premiums received $2,815,729)
	Put Options Written — (0.1)%
(69)	State Street® SPDR® S&P 500® ETF Trust	(5,292,645)	597.92	10/16/26	(3,714)
	(Premiums received $147,558)
	Total Written Options				(4,889,618)
	(Premiums received $2,963,287)
	Net Other Assets and Liabilities — (0.1)%				(3,477)
	Net Assets — 100.0%				$4,926,306

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$22,475	$22,475	$—	$—
Purchased Options	9,796,926	—	9,796,926	—
Total	$9,819,401	$22,475	$9,796,926	$—

FT Vest U.S. Equity Buffer & Digital Return ETF - October (DGOC)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,889,618)	$—	$(4,889,618)	$—

FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
309,796	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$309,796
	(Cost $309,796)
	Total Investments — 1.4%	309,796
	(Cost $309,796)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.4%
	Call Options Purchased — 112.4%
287	State Street® SPDR® S&P 500® ETF Trust	$22,014,335	$13.29	10/16/26	21,574,757
351	State Street® SPDR® S&P 500® ETF Trust	26,923,455	677.68	10/16/26	3,256,280
	Total Purchased Options				24,831,037
	(Cost $20,758,118)
WRITTEN OPTIONS — (13.7)%
	Call Options Written — (13.7)%
(287)	State Street® SPDR® S&P 500® ETF Trust	(22,014,335)	664.39	10/16/26	(3,033,369)
	(Premiums received $1,778,137)
	Net Other Assets and Liabilities — (0.1)%				(14,870)
	Net Assets — 100.0%				$22,092,594

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$309,796	$309,796	$—	$—
Purchased Options	24,831,037	—	24,831,037	—
Total	$25,140,833	$309,796	$24,831,037	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,033,369)	$—	$(3,033,369)	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
100,736	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$100,736
	(Cost $100,736)
	Total Investments — 0.5%	100,736
	(Cost $100,736)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 103.9%
276	State Street® SPDR® S&P 500® ETF Trust	$21,170,580	$6.62	11/20/26	20,928,083
	(Cost $18,539,442)
	Put Options Purchased — 1.4%
1,104	State Street® SPDR® S&P 500® ETF Trust	84,682,320	576.68	11/20/26	127,424
552	State Street® SPDR® S&P 500® ETF Trust	42,341,160	659.06	11/20/26	160,124
	Total Put Options Purchased				287,548
	(Cost $3,672,085)
	Total Purchased Options				21,215,631
	(Cost $22,211,527)
WRITTEN OPTIONS — (5.7)%
	Call Options Written — (4.6)%
(276)	State Street® SPDR® S&P 500® ETF Trust	(21,170,580)	751.13	11/20/26	(925,665)
	(Premiums received $483,948)
	Put Options Written — (1.1)%
(1,656)	State Street® SPDR® S&P 500® ETF Trust	(127,023,480)	593.16	11/20/26	(226,425)
	(Premiums received $2,807,320)
	Total Written Options				(1,152,090)
	(Premiums received $3,291,268)
	Net Other Assets and Liabilities — (0.1)%				(13,541)
	Net Assets — 100.0%				$20,150,736

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$100,736	$100,736	$—	$—
Purchased Options	21,215,631	—	21,215,631	—
Total	$21,316,367	$100,736	$21,215,631	$—

FT Vest U.S. Equity Dual Directional Buffer ETF - November (DLNV)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)
LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,152,090)	$—	$(1,152,090)	$—

FT Vest Emerging Markets Buffer ETF - December (TDEC)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
94,013	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$94,013
	(Cost $94,013)
	Total Investments — 0.6%	94,013
	(Cost $94,013)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.4%
	Call Options Purchased — 107.6%
2,654	iShares MSCI Emerging Markets ETF	$17,787,108	$0.54	12/18/26	17,507,668
	(Cost $17,265,103)
	Put Options Purchased — 0.8%
2,654	iShares MSCI Emerging Markets ETF	17,787,108	53.72	12/18/26	135,354
	(Cost $662,701)
	Total Purchased Options				17,643,022
	(Cost $17,927,804)
WRITTEN OPTIONS — (8.9)%
	Call Options Written — (8.4)%
(2,654)	iShares MSCI Emerging Markets ETF	(17,787,108)	64.35	12/18/26	(1,375,860)
	(Premiums received $1,234,419)
	Put Options Written — (0.5)%
(2,654)	iShares MSCI Emerging Markets ETF	(17,787,108)	48.35	12/18/26	(75,161)
	(Premiums received $243,877)
	Total Written Options				(1,451,021)
	(Premiums received $1,478,296)
	Net Other Assets and Liabilities — (0.1)%				(11,035)
	Net Assets — 100.0%				$16,274,979

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$94,013	$94,013	$—	$—
Purchased Options	17,643,022	—	17,643,022	—
Total	$17,737,035	$94,013	$17,643,022	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,451,021)	$—	$(1,451,021)	$—

FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
189,747	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$189,747
	(Cost $189,747)
	Total Investments — 0.6%	189,747
	(Cost $189,747)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 102.1%
1,472	Invesco S&P 500® Equal Weight ETF	$32,294,208	$1.93	12/18/26	31,869,389
	(Cost $28,763,857)
	Put Options Purchased — 0.7%
1,472	Invesco S&P 500® Equal Weight ETF	32,294,208	192.88	12/18/26	224,863
	(Cost $1,462,930)
	Total Purchased Options				32,094,252
	(Cost $30,226,787)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (3.0)%
(1,472)	Invesco S&P 500® Equal Weight ETF	(32,294,208)	221.46	12/18/26	(932,365)
	(Premiums received $368,678)
	Put Options Written — (0.3)%
(1,472)	Invesco S&P 500® Equal Weight ETF	(32,294,208)	173.59	12/18/26	(112,358)
	(Premiums received $627,375)
	Total Written Options				(1,044,723)
	(Premiums received $996,053)
	Net Other Assets and Liabilities — (0.1)%				(21,979)
	Net Assets — 100.0%				$31,217,297

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$189,747	$189,747	$—	$—
Purchased Options	32,094,252	—	32,094,252	—
Total	$32,283,999	$189,747	$32,094,252	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,044,723)	$—	$(1,044,723)	$—

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
772,035	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$772,035
	(Cost $772,035)
	Total Investments — 1.0%	772,035
	(Cost $772,035)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.5%
	Call Options Purchased — 100.0%
992	State Street® SPDR® S&P 500® ETF Trust	$76,091,360	$7.43	10/16/26	75,149,793
	(Cost $72,875,889)
	Put Options Purchased — 0.5%
992	State Street® SPDR® S&P 500® ETF Trust	76,091,360	724.71	10/16/26	383,458
	(Cost $1,359,922)
	Total Purchased Options				75,533,251
	(Cost $74,235,811)
WRITTEN OPTIONS — (1.4)%
	Call Options Written — (1.3)%
(992)	State Street® SPDR® S&P 500® ETF Trust	(76,091,360)	775.25	10/16/26	(1,006,920)
	(Premiums received $884,314)
	Put Options Written — (0.1)%
(992)	State Street® SPDR® S&P 500® ETF Trust	(76,091,360)	631.80	10/16/26	(80,362)
	(Premiums received $347,573)
	Total Written Options				(1,087,282)
	(Premiums received $1,231,887)
	Net Other Assets and Liabilities — (0.1)%				(51,006)
	Net Assets — 100.0%				$75,166,998

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$772,035	$772,035	$—	$—
Purchased Options	75,533,251	—	75,533,251	—
Total	$76,305,286	$772,035	$75,533,251	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,087,282)	$—	$(1,087,282)	$—

FT Vest U.S. Equity Quarterly 15 Buffer ETF (SQBA)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
15,796	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$15,796
	(Cost $15,796)
	Total Investments — 1.0%	15,796
	(Cost $15,796)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 98.8%
20	State Street® SPDR® S&P 500® ETF Trust	$1,534,100	$7.65	11/20/26	1,514,490
	(Cost $1,512,471)
	Put Options Purchased — 2.1%
20	State Street® SPDR® S&P 500® ETF Trust	1,534,100	765.71	11/20/26	32,928
	(Cost $38,551)
	Total Purchased Options				1,547,418
	(Cost $1,551,022)
WRITTEN OPTIONS — (1.9)%
	Call Options Written — (1.6)%
(20)	State Street® SPDR® S&P 500® ETF Trust	(1,534,100)	785.70	11/20/26	(24,806)
	(Premiums received $28,529)
	Put Options Written — (0.3)%
(20)	State Street® SPDR® S&P 500® ETF Trust	(1,534,100)	650.85	11/20/26	(5,238)
	(Premiums received $6,789)
	Total Written Options				(30,044)
	(Premiums received $35,318)
	Net Other Assets and Liabilities — (0.0)%				(149)
	Net Assets — 100.0%				$1,533,021

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$15,796	$15,796	$—	$—
Purchased Options	1,547,418	—	1,547,418	—
Total	$1,563,214	$15,796	$1,547,418	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(30,044)	$—	$(30,044)	$—

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
810,131	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$810,131
	(Cost $810,131)
	Total Investments — 1.1%	810,131
	(Cost $810,131)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.8%
	Call Options Purchased — 98.7%
930	State Street® SPDR® S&P 500® ETF Trust	$71,335,650	$7.66	11/20/26	70,422,855
	(Cost $70,316,392)
	Put Options Purchased — 2.1%
930	State Street® SPDR® S&P 500® ETF Trust	71,335,650	765.72	11/20/26	1,531,487
	(Cost $1,773,844)
	Total Purchased Options				71,954,342
	(Cost $72,090,236)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (1.1)%
(930)	State Street® SPDR® S&P 500® ETF Trust	(71,335,650)	795.51	11/20/26	(795,094)
	(Premiums received $910,183)
	Put Options Written — (0.7)%
(930)	State Street® SPDR® S&P 500® ETF Trust	(71,335,650)	708.29	11/20/26	(534,481)
	(Premiums received $702,648)
	Total Written Options				(1,329,575)
	(Premiums received $1,612,831)
	Net Other Assets and Liabilities — (0.1)%				(48,840)
	Net Assets — 100.0%				$71,386,058

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$810,131	$810,131	$—	$—
Purchased Options	71,954,342	—	71,954,342	—
Total	$72,764,473	$810,131	$71,954,342	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,329,575)	$—	$(1,329,575)	$—

FT Vest Laddered Emerging Markets Buffer ETF (BUFE)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
51,546	FT Vest Emerging Markets Buffer ETF - March (b)	$1,378,015
57,886	FT Vest Emerging Markets Buffer ETF - June (b)	1,334,284
51,066	FT Vest Emerging Markets Buffer ETF - September (b)	1,368,824
50,656	FT Vest Emerging Markets Buffer ETF - December (b)	1,373,527
	Total Exchange-Traded Funds	5,454,650
	(Cost $5,228,976)
MONEY MARKET FUNDS — 0.1%
3,922	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (c)	3,922
	(Cost $3,922)

	Total Investments — 100.0%	5,458,572
	(Cost $5,232,898)
	Net Other Assets and Liabilities — (0.0)%	(446)
	Net Assets — 100.0%	$5,458,126

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$5,454,650	$5,454,650	$—	$—
Money Market Funds	3,922	3,922	—	—
Total Investments	$5,458,572	$5,458,572	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Emerging Markets Buffer ETF (BUFE)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at August 31, 2026, and for the fiscal year-to-date period (June 1, 2026 to August 31, 2026) are as follows:

Security Name	Shares at 8/31/2026	Value at 5/31/2026	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2026	Dividend Income
FT Vest Emerging Markets Buffer ETF - March	51,546	$278,396	$1,574,724	$(539,870)	$45,093	$19,672	$1,378,015	$—
FT Vest Emerging Markets Buffer ETF - June	57,886	259,262	1,562,784	(524,122)	39,452	(3,092)	1,334,284	—
FT Vest Emerging Markets Buffer ETF - September	51,066	266,823	1,587,114	(533,174)	29,765	18,296	1,368,824	—
FT Vest Emerging Markets Buffer ETF - December	50,656	267,502	1,579,435	(531,353)	42,177	15,766	1,373,527	—
		$1,071,983	$6,304,057	$(2,128,519)	$156,487	$50,642	$5,454,650	$—

FT Vest Laddered U.S. Equity Equal Weight Buffer ETF (BFEW)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
22,556	FT Vest U.S. Equity Equal Weight Buffer ETF - March (b)	$546,532
14,264	FT Vest U.S. Equity Equal Weight Buffer ETF - June (b)	543,124
22,948	FT Vest U.S. Equity Equal Weight Buffer ETF - September (b)	546,509
22,702	FT Vest U.S. Equity Equal Weight Buffer ETF - December (b)	545,770
	Total Exchange-Traded Funds	2,181,935
	(Cost $2,070,091)
MONEY MARKET FUNDS — 0.0%
632	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (c)	632
	(Cost $632)

	Total Investments — 100.0%	2,182,567
	(Cost $2,070,723)
	Net Other Assets and Liabilities — (0.0)%	(183)
	Net Assets — 100.0%	$2,182,384

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$2,181,935	$2,181,935	$—	$—
Money Market Funds	632	632	—	—
Total Investments	$2,182,567	$2,182,567	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered U.S. Equity Equal Weight Buffer ETF (BFEW)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at August 31, 2026, and for the fiscal year-to-date period (June 1, 2026 to August 31, 2026) are as follows:

Security Name	Shares at 8/31/2026	Value at 5/31/2026	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2026	Dividend Income
FT Vest U.S. Equity Equal Weight Buffer ETF - March	22,556	$261,828	$269,948	$—	$14,756	$—	$546,532	$—
FT Vest U.S. Equity Equal Weight Buffer ETF - June	14,264	262,046	267,272	(590)	14,362	34	543,124	—
FT Vest U.S. Equity Equal Weight Buffer ETF - September	22,948	262,919	267,800	(1,673)	17,371	92	546,509	—
FT Vest U.S. Equity Equal Weight Buffer ETF - December	22,702	262,009	268,489	—	15,272	—	545,770	—
		$1,048,802	$1,073,509	$(2,263)	$61,761	$126	$2,181,935	$—

FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (BFXU)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.8%
	Capital Markets (a) — 99.8%
15,176	FT Vest U.S. Equity Uncapped Accelerator ETF - January (b)	$591,337
13,480	FT Vest U.S. Equity Uncapped Accelerator ETF - April (b)	593,162
15,952	FT Vest U.S. Equity Uncapped Accelerator ETF - July (b)	594,078
14,736	FT Vest U.S. Equity Uncapped Accelerator ETF - October (b)	592,349
	Total Exchange-Traded Funds	2,370,926
	(Cost $2,162,811)
MONEY MARKET FUNDS — 0.2%
3,757	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (c)	3,757
	(Cost $3,757)

	Total Investments — 100.0%	2,374,683
	(Cost $2,166,568)
	Net Other Assets and Liabilities — (0.0)%	(190)
	Net Assets — 100.0%	$2,374,493

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$2,370,926	$2,370,926	$—	$—
Money Market Funds	3,757	3,757	—	—
Total Investments	$2,374,683	$2,374,683	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered U.S. Equity Uncapped Accelerator ETF (BFXU)
Portfolio of Investments (Continued)
August 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at August 31, 2026, and for the fiscal year-to-date period (June 1, 2026 to August 31, 2026) are as follows:

Security Name	Shares at 8/31/2026	Value at 5/31/2026	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 8/31/2026	Dividend Income
FT Vest U.S. Equity Uncapped Accelerator ETF - January	15,176	$293,081	$288,431	$(492)	$10,256	$61	$591,337	$—
FT Vest U.S. Equity Uncapped Accelerator ETF - April	13,480	294,140	289,635	(513)	9,835	65	593,162	—
FT Vest U.S. Equity Uncapped Accelerator ETF - July	15,952	295,072	290,126	(508)	9,322	66	594,078	—
FT Vest U.S. Equity Uncapped Accelerator ETF - October	14,736	293,154	288,494	(506)	11,144	63	592,349	—
		$1,175,447	$1,156,686	$(2,019)	$40,557	$255	$2,370,926	$—

First Trust Exchange-Traded Fund VIII
Additional Information
August 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
The Funds are not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco QQQ TrustSM, Series 1, Invesco, State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF Trust or State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
The Funds are not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.